Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

During 2006, IZEA entered into a General Services Agreement (“GSA”) with an entity owning 100% of IZEA’s Series B common stock. The GSA consisted of the purchase of certain marketing deliverables and equipment, as well as marketing consulting services. Cash paid to this related party during the three months ended March 31, 2012 and 2011 was $3,765 and $7,640 respectively. Expenses associated with the GSA were $7,481 and $14,362 for the three months ended March 31, 2012 and 2011, respectively, and are included in sales and marketing expenses in the accompanying statements of operations. The contract is on a month-to-month basis until terminated by either party.

The amount due to this related party and included in accounts payable at March 31, 2012 and 2011 was $12,637 and $9,167, respectively. The amount due from this related party and included in accounts receivable at March 31, 2012 was $21,604. There is no right of offset related to the amounts payable and receivable from the related party.

RELATED PARTY TRANSACTIONS

During 2006, IZEA entered into a General Services Agreement (“GSA”) with an entity owning 100% of IZEA’s Series B common stock. The GSA consisted of the purchase of certain marketing deliverables and equipment, as well as marketing consulting services. Cash paid to this related party during the years ended December 31, 2011 and 2010 was approximately $50,837 and $33,000 respectively. Expenses associated with the GSA were approximately and $57,313 and $36,000 for the years ended December 31, 2011 and 2010, respectively, and are included in sales and marketing expenses in the accompanying statements of operations. The contract is on a month-to-month basis until terminated by either party.

The amount due to this related party was $8,921 and $2,445 at December 31, 2011 and 2010, respectively.

As part of the Company’s May 2011 Offering, as more fully discussed in Note 8, the Company sold an aggregate of $50,000 worth of Units which were sold to the Company’s Chief Executive Officer and an entity under the control of the Chief Executive Officer.